Financial Assets And Liabilities - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	$ 59,787	$ 38,978
Trade receivables [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	59,839	39,209
Trade receivables [member] | Gross carrying amount [member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	57,873	32,921
Trade receivables [member] | Gross carrying amount [member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,914	6,057
Trade receivables [member] | Gross carrying amount [member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	52	231
Trade receivables [member] | Expected Credit Loss [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(52)	(231)
Trade receivables [member] | Expected Credit Loss [Member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ (52)	$ (231)